Employee Benefit Plans - Restricted Stock Plan - General Information (Details) - Restricted Stock Plan - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014	Dec. 25, 2015
Employee Benefit Plans
Granted (in shares)	50,554	49,902	268,291
Total compensation cost recognized	$ 1.4			$ 0.0
Remaining unrecognized compensation expense related to nonvested awards	$ 2.6
Weighted average remaining recognition period	1 year 6 months